ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2016	Mar. 31, 2015
Capital Unit [Line Items]
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	83,428,546	83,569,146
Series Twenty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,843,500	3,857,700
Series Twenty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,881,000	1,888,200
Series Twenty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,559,800	2,560,800
Series Twenty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,323,327	3,333,227
Series Twenty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,158,878	2,162,378
Series Twenty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,020,309	3,024,509
Series Twenty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,983,600	3,990,700
Series Twenty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,453,500	2,459,700
Series Twenty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,994,238	3,998,738
Series Twenty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,980,400	3,989,500
Series Thirty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,636,000	2,643,000
Series Thirty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,396,557	4,409,757
Series Thirty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,740,698	4,748,198
Series Thirty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,628,033	2,635,533
Series Thirty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,523,019	3,523,219
Series Thirty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,293,763	3,295,763
Series Thirty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,098,204	2,102,504
Series Thirty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,507,500	2,512,500
Series Thirty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,540,100	2,543,100
Series Thirty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,290,151	2,291,151
Series Forty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,623,756	2,628,756
Series Forty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,736,262	2,744,262
Series Forty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,699,973	2,701,973
Series Forty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,971,998	2,979,998